Note 27 - Discontinued Operations	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
27	Discontinued Operations

On
December 15, 2016,
Tenaris entered into an agreement with Nucor Corporation (NC) pursuant to which it has sold to NC the steel electric conduit business in North America, known as Republic Conduit for an amount of
$328
million (net of transaction costs). The sale was completed on
January 19, 2017,
with effect from
January 20, 2017.
The result of this transaction was an after-tax gain of
$89.7
million, calculated as the net proceeds of the sale less the book value of net assets held for sale, the corresponding tax effect and related expenses.

	Year ended December 31,
	2017	2016
Income from discontinued operations	1,848	41,411
After tax gain on the sale of Conduit	89,694	-
Net Income for discontinued operations	91,542	41,411

Details of Conduit sale

Cash received	331,295
Transaction and other costs	(3,663)
Carrying amount of net assets sold	(137,814)
Gain on sale before income tax	189,817
Income tax expense on gain	(100,123)
Gain on sale after income tax	89,694

The financial performances presented are relative to the
19
days of
January 2017
and for the years ended
December 31
and
2016.

Analysis of the result of discontinued operations:

	Year ended December 31,
	2017	2016
Revenues	11,899	234,911
Gross profit	4,496	98,324
Net income	1,848	41,411
Basic and diluted earnings per share (U.S. dollars per share)	-	0.04
Basic and diluted earnings per ADS (U.S. dollars per ADS)	-	0.07

Summarized cash flow information is as follows
:

	2017	2016
Cash at the beginning	18,820	15,343
Cash at the end	206	18,820
(Decrease) Increase in cash	(18,614)	3,477

(Used in) provided by operating activities	(3,046)	24,535
Provided by (used in) investing activities	32	(1,058)
Used in financing activities	(15,600)	(20,000)

These amounts were estimated only for disclosure purposes, as cash flows from discontinued operations were not
managed separately from other cash flows.

The following table shows the current and non-current assets and liabilities of disposal group as at
31
December 2016,
and the carrying amounts of assets and liabilities as at the date of sale.

Current and non-current assets and liabilities of disposal group

	At January 19, 2017	At December 31, 2016
Non-current assets	87,332	87,364
Current assets	69,332	64,053
Total assets of disposal group classified as held for sale	156,664	151,417
Non-current liabilities	5,294	5,376
Current liabilities	13,556	12,718
Total liabilities of disposal group classified as held for sale	18,850	18,094